Allowance for Losses on Loans Internally Assigned Grade (Details) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	$ 7,866,336,000	$ 8,299,074,000
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	7,468,534,000	7,804,613,000
Grade as percentage of total gross assets	94.90%	94.10%
Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	42,988,000	76,285,000
Grade as percentage of total gross assets	0.60%	0.90%
Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	352,916,000	415,550,000
Grade as percentage of total gross assets	4.50%	5.00%
Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	1,898,000	2,245,000
Grade as percentage of total gross assets	0.00%	0.00%
Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	381,000
Grade as percentage of total gross assets	0.00%	0.00%
Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	272,905,000	370,294,000
Single-family Residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	5,779,264,000	6,218,878,000
Single-family Residential [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		6,047,279,000
Single-family Residential [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		0
Single-family Residential [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		171,599,000
Single-family Residential [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		0
Single-family Residential [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		0
Construction, Speculative [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	131,526,000	140,459,000
Construction, Speculative [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		56,485,000
Construction, Speculative [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		21,035,000
Construction, Speculative [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		62,939,000
Construction, Speculative [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		0
Construction, Speculative [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		0
Construction, Custom [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	211,690,000	279,851,000
Construction, Custom [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		279,851,000
Construction, Custom [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		0
Construction, Custom [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		0
Construction, Custom [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		0
Construction, Custom [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		0
Land, Acquisition and Development [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	128,379,000	200,692,000
Land, Acquisition and Development [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		44,888,000
Land, Acquisition and Development [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		44,840,000
Land, Acquisition and Development [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		110,964,000
Land, Acquisition and Development [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		0
Land, Acquisition and Development [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		0
Land, Consumer Lot Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	141,844,000	163,146,000
Land, Consumer Lot Loans [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		162,670,000
Land, Consumer Lot Loans [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		0
Land, Consumer Lot Loans [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		476,000
Land, Consumer Lot Loans [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		0
Land, Consumer Lot Loans [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		0
Multi Family Housing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	710,741,000	700,673,000
Multi Family Housing [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		663,582,000
Multi Family Housing [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		4,629,000
Multi Family Housing [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		32,462,000
Multi Family Housing [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		0
Multi Family Housing [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		0
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	406,364,000	303,442,000
Commercial Real Estate Portfolio Segment [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		264,083,000
Commercial Real Estate Portfolio Segment [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		4,125,000
Commercial Real Estate Portfolio Segment [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		35,234,000
Commercial Real Estate Portfolio Segment [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		0
Commercial Real Estate Portfolio Segment [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		0
Commercial and Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	166,115,000	109,332,000
Commercial and Industrial Loans [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		104,171,000
Commercial and Industrial Loans [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		1,128,000
Commercial and Industrial Loans [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		1,407,000
Commercial and Industrial Loans [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		2,245,000
Commercial and Industrial Loans [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		381,000
Home Equity Line of Credit [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	126,942,000	115,092,000
Home Equity Line of Credit [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		115,092,000
Home Equity Line of Credit [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		0
Home Equity Line of Credit [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		0
Home Equity Line of Credit [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		0
Home Equity Line of Credit [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		0
Consumer Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	63,471,000	67,509,000
Consumer Portfolio Segment [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		66,512,000
Consumer Portfolio Segment [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		528,000
Consumer Portfolio Segment [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		469,000
Consumer Portfolio Segment [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		0
Consumer Portfolio Segment [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		0
Non-Acquired Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	7,755,219,000	8,299,074,000
Non-Acquired Loans [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	7,396,340,000
Non-Acquired Loans [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	38,622,000
Non-Acquired Loans [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	320,257,000
Non-Acquired Loans [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0
Non-Acquired Loans [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0
Non-Acquired Loans [Member] | Single-family Residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	5,778,922,000	6,218,878,000
Non-Acquired Loans [Member] | Single-family Residential [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	5,588,252,000
Non-Acquired Loans [Member] | Single-family Residential [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	844,000
Non-Acquired Loans [Member] | Single-family Residential [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	189,826,000
Non-Acquired Loans [Member] | Single-family Residential [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0
Non-Acquired Loans [Member] | Single-family Residential [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0
Non-Acquired Loans [Member] | Construction, Speculative [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	129,637,000	140,459,000
Non-Acquired Loans [Member] | Construction, Speculative [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	86,126,000
Non-Acquired Loans [Member] | Construction, Speculative [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	10,113,000
Non-Acquired Loans [Member] | Construction, Speculative [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	33,398,000
Non-Acquired Loans [Member] | Construction, Speculative [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0
Non-Acquired Loans [Member] | Construction, Speculative [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0
Non-Acquired Loans [Member] | Construction, Custom [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	211,690,000	279,851,000
Non-Acquired Loans [Member] | Construction, Custom [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	211,690,000
Non-Acquired Loans [Member] | Construction, Custom [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0
Non-Acquired Loans [Member] | Construction, Custom [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0
Non-Acquired Loans [Member] | Construction, Custom [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0
Non-Acquired Loans [Member] | Construction, Custom [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0
Non-Acquired Loans [Member] | Land, Acquisition and Development [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	124,677,000	200,692,000
Non-Acquired Loans [Member] | Land, Acquisition and Development [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	73,661,000
Non-Acquired Loans [Member] | Land, Acquisition and Development [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	4,637,000
Non-Acquired Loans [Member] | Land, Acquisition and Development [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	46,379,000
Non-Acquired Loans [Member] | Land, Acquisition and Development [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0
Non-Acquired Loans [Member] | Land, Acquisition and Development [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0
Non-Acquired Loans [Member] | Land, Consumer Lot Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	141,844,000	163,146,000
Non-Acquired Loans [Member] | Land, Consumer Lot Loans [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	140,006,000
Non-Acquired Loans [Member] | Land, Consumer Lot Loans [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	223,000
Non-Acquired Loans [Member] | Land, Consumer Lot Loans [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	1,615,000
Non-Acquired Loans [Member] | Land, Consumer Lot Loans [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0
Non-Acquired Loans [Member] | Land, Consumer Lot Loans [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0
Non-Acquired Loans [Member] | Multi Family Housing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	710,140,000	700,673,000
Non-Acquired Loans [Member] | Multi Family Housing [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	684,649,000
Non-Acquired Loans [Member] | Multi Family Housing [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	5,098,000
Non-Acquired Loans [Member] | Multi Family Housing [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	20,393,000
Non-Acquired Loans [Member] | Multi Family Housing [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0
Non-Acquired Loans [Member] | Multi Family Housing [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0
Non-Acquired Loans [Member] | Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	319,210,000	303,442,000
Non-Acquired Loans [Member] | Commercial Real Estate Portfolio Segment [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	278,022,000
Non-Acquired Loans [Member] | Commercial Real Estate Portfolio Segment [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	16,282,000
Non-Acquired Loans [Member] | Commercial Real Estate Portfolio Segment [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	24,906,000
Non-Acquired Loans [Member] | Commercial Real Estate Portfolio Segment [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0
Non-Acquired Loans [Member] | Commercial Real Estate Portfolio Segment [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0
Non-Acquired Loans [Member] | Commercial and Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	162,823,000	109,332,000
Non-Acquired Loans [Member] | Commercial and Industrial Loans [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	158,421,000
Non-Acquired Loans [Member] | Commercial and Industrial Loans [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	1,071,000
Non-Acquired Loans [Member] | Commercial and Industrial Loans [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	3,331,000
Non-Acquired Loans [Member] | Commercial and Industrial Loans [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0
Non-Acquired Loans [Member] | Commercial and Industrial Loans [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0
Non-Acquired Loans [Member] | Home Equity Line of Credit [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	112,902,000	115,092,000
Non-Acquired Loans [Member] | Home Equity Line of Credit [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	112,902,000
Non-Acquired Loans [Member] | Home Equity Line of Credit [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0
Non-Acquired Loans [Member] | Home Equity Line of Credit [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0
Non-Acquired Loans [Member] | Home Equity Line of Credit [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0
Non-Acquired Loans [Member] | Home Equity Line of Credit [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0
Non-Acquired Loans [Member] | Consumer Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	63,374,000	67,509,000
Non-Acquired Loans [Member] | Consumer Portfolio Segment [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	62,611,000
Non-Acquired Loans [Member] | Consumer Portfolio Segment [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	354,000
Non-Acquired Loans [Member] | Consumer Portfolio Segment [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	409,000
Non-Acquired Loans [Member] | Consumer Portfolio Segment [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0
Non-Acquired Loans [Member] | Consumer Portfolio Segment [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0
Acquired Credit Impaired Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	111,117,000
Acquired Credit Impaired Loans [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	72,194,000
Acquired Credit Impaired Loans [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	4,366,000
Acquired Credit Impaired Loans [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	32,659,000
Acquired Credit Impaired Loans [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	1,898,000
Acquired Credit Impaired Loans [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0
Acquired Credit Impaired Loans [Member] | Single-family Residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	342,000
Acquired Credit Impaired Loans [Member] | Single-family Residential [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	342,000
Acquired Credit Impaired Loans [Member] | Single-family Residential [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0
Acquired Credit Impaired Loans [Member] | Single-family Residential [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0
Acquired Credit Impaired Loans [Member] | Single-family Residential [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0
Acquired Credit Impaired Loans [Member] | Single-family Residential [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0
Acquired Credit Impaired Loans [Member] | Construction, Speculative [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	5,591,000
Acquired Credit Impaired Loans [Member] | Construction, Speculative [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	2,466,000
Acquired Credit Impaired Loans [Member] | Construction, Speculative [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0
Acquired Credit Impaired Loans [Member] | Construction, Speculative [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	3,125,000
Acquired Credit Impaired Loans [Member] | Construction, Speculative [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0
Acquired Credit Impaired Loans [Member] | Construction, Speculative [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0
Acquired Credit Impaired Loans [Member] | Multi Family Housing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	601,000
Acquired Credit Impaired Loans [Member] | Multi Family Housing [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0
Acquired Credit Impaired Loans [Member] | Multi Family Housing [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0
Acquired Credit Impaired Loans [Member] | Multi Family Housing [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	601,000
Acquired Credit Impaired Loans [Member] | Multi Family Housing [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0
Acquired Credit Impaired Loans [Member] | Multi Family Housing [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0
Acquired Credit Impaired Loans [Member] | Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	87,154,000
Acquired Credit Impaired Loans [Member] | Commercial Real Estate Portfolio Segment [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	53,683,000
Acquired Credit Impaired Loans [Member] | Commercial Real Estate Portfolio Segment [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	4,308,000
Acquired Credit Impaired Loans [Member] | Commercial Real Estate Portfolio Segment [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	28,200,000
Acquired Credit Impaired Loans [Member] | Commercial Real Estate Portfolio Segment [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	963,000
Acquired Credit Impaired Loans [Member] | Commercial Real Estate Portfolio Segment [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0
Acquired Credit Impaired Loans [Member] | Commercial and Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	3,292,000
Acquired Credit Impaired Loans [Member] | Commercial and Industrial Loans [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	1,566,000
Acquired Credit Impaired Loans [Member] | Commercial and Industrial Loans [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	58,000
Acquired Credit Impaired Loans [Member] | Commercial and Industrial Loans [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	733,000
Acquired Credit Impaired Loans [Member] | Commercial and Industrial Loans [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	935,000
Acquired Credit Impaired Loans [Member] | Commercial and Industrial Loans [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0
Acquired Credit Impaired Loans [Member] | Home Equity Line of Credit [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	14,137,000
Acquired Credit Impaired Loans [Member] | Home Equity Line of Credit [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	14,137,000
Acquired Credit Impaired Loans [Member] | Home Equity Line of Credit [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0
Acquired Credit Impaired Loans [Member] | Home Equity Line of Credit [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0
Acquired Credit Impaired Loans [Member] | Home Equity Line of Credit [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0
Acquired Credit Impaired Loans [Member] | Home Equity Line of Credit [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	$ 0